Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
CANADA | Municipality of Matachewan [Member]
Total	$ 810,000				$ 810,000
CANADA | Matachewan First Nation [Member]
Total			$ 2,630,000		2,630,000
CANADA | Temagami First Nation [Member]
Total			680,000		680,000
CANADA | Municipality of Dubreuilville [Member]
Total	560,000				560,000
CANADA | Batchewana First Nation [Member]
Total			590,000		590,000
CANADA | Michipicoten First Nation [Member]
Total			1,400,000		1,400,000
CANADA | Missanabie Cree First Nation [Member]
Total			540,000		540,000
CANADA | Metis Nation of Ontario [Member]
Total			440,000		440,000
CANADA | Garden River First Nation [Member]
Total			110,000		110,000
CANADA | Province of Ontario [Member]
Total	1,720,000				1,720,000
CANADA | Province of Quebec [Member]
Total	20,000		80,000		100,000
CANADA | Federal Government of Canada [Member]
Total	12,650,000				12,650,000
CANADA | Marcel Colomb First Nation [Member]
Total			1,590,000		1,590,000
CANADA | Mathias Colomb Cree Nation [Member]
Total			1,310,000		1,310,000
MEXICO | Federal Government of Mexico [Member]
Total	98,450,000	$ 2,330,000	$ 1,150,000		101,930,000
MEXICO | Municipality of Sahuaripa [Member]
Total	$ 30,000			$ 1,260,000	$ 1,290,000